CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
CURRENT ASSETS
Cash	$ 1,137,453	$ 1,469,134
Interest receivable	0	38,978
Prepaid assets, current portion	227,221	241,601
TOTAL CURRENT ASSETS	1,364,674	1,749,713
PROPERTY AND EQUIPMENT
Furniture and fixtures	25,237	25,237
Less: accumulated depreciation	14,565	13,931
Furniture and fixtures, net	10,672	11,306
OTHER ASSETS
Investments	5,691,084	0
Prepaid assets, net of current portion	15,833	158,333
Co-development options	1,804,167	2,554,166
Right of use asset, net of accumulated amortization	69,554	97,571
Total other assets	7,580,638	2,810,070
TOTAL ASSETS	8,955,984	4,571,089
CURRENT LIABILITIES
Accounts payable	1,134,243	1,419,699
Accrued expenses	742,201	555,950
Notes payable, current portion	1,553,929	975,000
Right of use liability, current portion	9,890	38,047
TOTAL CURRENT LIABILITIES	3,440,263	2,988,696
LONG TERM LIABILITIES
Note payable, net of current portion	150,000	150,000
Derivative liability warrants	322,125	557,250
Right of use liability, non-current portion	61,179	61,179
TOTAL LONG TERM LIABILITIES	533,304	768,429
TOTAL LIABILITIES	3,973,567	3,757,125
COMMITMENTS AND CONTINGENCIES (NOTE 8)
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value, 10,000,000 shares authorized, 5,825 and 0 shares issued and outstanding at September 30, 2024 and December 31, 2023, respectively	2	0
Common stock, $0.0001 par value, 150,000,000 shares authorized, 39,968,593 and 35,331,036 shares issued and outstanding at September 30, 2024, and December 31, 2023, respectively	3,997	3,533
Additional paid-in capital	102,142,641	91,666,691
Subscription receivable	(2,100,000)	(3,500,000)
Accumulated deficit	(95,221,907)	(87,356,260)
TOTAL STOCKHOLDERS' EQUITY - CONTROLLING INTERESTS	4,824,733	813,964
TOTAL STOCKHOLDERS' EQUITY - NONCONTROLLING INTERESTS	157,684	0
TOTAL STOCKHOLDERS' EQUITY	4,982,417	813,964
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 8,955,984	$ 4,571,089